Core Deposit Intangible Assets - Future Amortization Expense for Core Deposit Asset (Detail) $ in Thousands	Dec. 31, 2019 USD ($)
Goodwill And Intangible Assets Disclosure [Abstract]
2020	$ 60
2021	44
Net carrying amount	$ 104